Munder Integrity Mid-Cap Value Fund
PROSPECTUS
July 1, 2011, as amended and restated September 8, 2011

CLASS A SHARES (MAIMX)	CLASS Y SHARES (MYIMX)

Save paper and receive this
document electronically.
Sign up for electronic delivery at
www.munderfunds.com/edelivery.
The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this Prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Munder Integrity Mid-Cap Value Fund
Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek to achieve capital appreciation.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 8 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 34 of the Statement of Additional Information.

SHAREHOLDER FEES	Class A		Class Y
(fees paid directly from your investment)	Shares		Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5	%(a)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)		None

ANNUAL FUND OPERATING EXPENSES	Class A	Class Y
(expenses that you pay each year as a percentage of the value of your investment)	Shares	Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses(c)	4.00%	4.00%

Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements(c)	5.00%	4.75%

Fee Waivers and/or Expense Reimbursements(d)	-3.50%	-3.50%

Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	1.50%	1.25%

(a)	The sales charge declines as the amount invested increases.

(b)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(c)	Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

(d)	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2012 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A shares and 1.25% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.
EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class Y Shares
1 Year	$694	$127
3 Years	$1,566	$1,002
You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class Y Shares
1 Year	$694	$127
3 Years	$1,566	$1,002
[Remainder of Page Intentionally Left Blank]

1

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues its investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($469 million to $19.3 billion as of June 30, 2011). The Fund may, however, also invest (i) in equity securities of smaller or larger companies and (ii) up to 25% of its assets in foreign securities.
When selecting securities to invest in, the advisor seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The advisor chooses the Fund’s investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment. The advisor finds these value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.
The advisor regularly reviews the Fund’s investments and will sell securities when the advisor believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:
Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.
Value Investing Risk
Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.
Medium-Sized Company Stock Risk
Medium-sized (or mid-capitalization) companies often have more limited managerial and financial resources than larger, more established companies, and therefore may be more susceptible to market downturns or changing economic conditions. Prices of medium-sized companies tend to be more volatile than those of larger companies and issuers may be subject to greater degrees of changes in their earnings and prospects. Since medium-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.
Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.
PERFORMANCE
Performance history will be available for the Fund after it has been in operation for a full calendar year.
[Remainder of Page Intentionally Left Blank]

2

MANAGEMENT
Munder Capital Management (MCM) is the investment advisor of the Fund. Integrity Asset Management, LLC (Integrity) is the sub-advisor of the Fund. The following individuals make up the Fund’s portfolio management team:
•	Daniel G. Bandi, CFA, Managing Director and Chief Investment Officer of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	Daniel J. DeMonica, CFA, Senior Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	Adam I. Friedman, Senior Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	Joe A. Gilbert, CFA, Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.
PURCHASES AND SALES OF FUND SHARES
Please consult the Prospectus for eligibility requirements. The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts
$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties
Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.
TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
[Remainder of Page Intentionally Left Blank]

3

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

As stated above, the Fund’s investment objective is to seek to achieve capital appreciation. The Board of Trustees may change the Fund’s investment objective without shareholder approval; however, shareholders will be provided with 60 days’ prior written notice of any such change.
A summary description of the Fund’s principal investment strategies and risks begins on page 2 of this Prospectus. Below you will find additional information about the Fund’s investment in foreign securities.
Foreign Securities
The term “foreign securities” includes direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the United States. Foreign securities also include indirect investments such as depositary receipts and depositary shares.
Depositary receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and depositary shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.
Foreign Securities Risk
Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Particularly in less developed countries, political and economic risks may be greater. The possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.
Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.
To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. If the Fund holds cash in foreign currencies, it may be exposed to risks independent of its securities positions.
Direct investments in foreign securities also may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Further, foreign securities may be subject to the imposition of withholding taxes on dividend income.
OTHER INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Fund’s advisor may use several types of investments or investment techniques in furtherance of the Fund’s overall investment objective, which the advisor does not consider part of the Fund’s principal investment strategies. The most significant of these and their associated risks are described below. Additional information on other investments and investment techniques that may be used by the advisor is included in the Fund’s Statement of Additional Information.
Borrowing
The Fund may borrow from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets. Borrowing may include utilization of a line of credit or short-term loan from the Fund’s custodian in order to meet redemptions, settle trades or otherwise provide liquidity.
Borrowing Risk
Borrowings by the Fund may involve leveraging. As leverage increases, the negative impact on the Fund’s net asset value from a decline in value of the Fund’s securities will be magnified. Further, interest rates paid on outstanding borrowings will fluctuate. As interest rates rise, the cost of borrowing increases.
Derivatives
From time to time, the advisor may write covered call options. Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

4

Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
ETFs
From time to time, the advisor will use exchange-traded funds (ETFs) to manage cash. Traditional ETFs in which the Fund may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.
ETF Risk
ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table on page 1 of the Prospectus.
Emerging Markets Investing
All or part of the Fund’s investments in foreign securities may be in companies from emerging market countries, which are developing countries in the early stages of adopting capitalism. Emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as China, India, Malaysia, Brazil, Mexico, Poland, Russia, Egypt, Israel and South Africa.
Emerging Markets Investing Risk
There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines. In addition, investment in emerging market countries may require the Fund to establish special custody or other arrangements before investing. Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.
Initial Public Offerings (IPOs)
The Fund may invest in initial public offerings (IPOs). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.
IPO Risk
Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.
Real Estate Investment Trusts (REITs)
The Fund may invest in real estate investment trusts (REITs)
REIT Risk
Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.
Securities Lending
The Fund may lend securities with a value of up to 33 1/3% of the Fund’s total assets (including the loan collateral) to qualified institutions. When the Fund lends securities, it utilizes a lending agent to loan portfolio securities to qualified institutions on a short-term basis. Each loan is secured by cash or non-cash collateral, which is adjusted daily. Cash collateral is typically invested in a registered money market fund. Non-cash collateral is typically made up of high-quality government or agency securities. Under the terms of each loan, the lending agent collects a fee from the borrower, a portion of which will be rebated upon return of the loaned securities. The Fund earns a specified percentage of the net fee earned by the lending agent, including any earnings on the invested cash collateral.
Securities Lending Risk
If the borrower fails to return the loaned securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason, the Fund could lose money. To the extent cash collateral received from a borrower is invested in a money market fund or similar short-term investment vehicle, the value of the collateral is subject to the credit and liquidity risks associated with that investment.
Short-Term Trading
From time to time, the Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the Financial Highlights.
Short-Term Trading Risk
A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

5

Temporary and Defensive Investing
The Fund typically minimizes its cash holdings in an effort to provide investors with full market exposure to the particular asset class or classes represented by the Fund. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. From time to time, however, the Fund temporarily may, but is not required to, invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and exchange-traded funds in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.
Temporary and Defensive Investing Risk
During periods when the Fund maintains an increased exposure to short-term obligations, it will not fully participate in equity market movements and may not achieve its investment objective. Short periods of deviation from full market exposure during a market upswing can have a significant adverse impact on the Fund’s returns.
PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings no less frequently than quarterly on the Munder Funds website at www.munderfunds.com under the “All Holdings” link on the Fund’s Profile Page. The Fund generally posts such information no earlier than 30 days after the end of the period to which the information relates. The three most recent previously published portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data). The Fund generally posts such information no earlier than 15 days after the end of the period to which it relates. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.
PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES

Purchasing Shares
You may purchase Class A or Y shares of the Fund at the NAV next determined after your purchase order is received in proper form (plus any applicable sales charge for purchases of Class A shares). Class Y shares are only available for purchase by limited types of investors. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding eligibility requirements. Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them. For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the section of this Prospectus entitled “Additional Investor Information.”
Exchanging Shares
You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative net asset values (NAVs) provided you meet the eligibility requirements for the class into which you desire to exchange your shares. For information regarding policies and procedures associated with exchanging shares, please see the section of this Prospectus entitled “Additional Investor Information.”
Converting Shares
You may convert Class A shares of the Fund to Class Y shares of the Fund based on each class’s relative NAV provided you meet the eligibility requirements for the class into which you desire to convert your shares. The Fund will treat any conversion between classes of shares of the same Fund as a tax-free event. By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event. For more information regarding policies and procedures associated with converting Fund shares, please see the section of this Prospectus entitled “Additional Investor Information.”
Redeeming Shares
You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC). For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the section of this Prospectus entitled “Additional Investor Information.”
[Remainder of Page Intentionally Left Blank]

6

SHARE CLASS SELECTION

The Fund is organized as a multiple class fund, which means it offers more than one class of shares, each designed to meet the needs of different types of investors and each with different cost structures. Currently, the Fund offers Class A and Y shares through this Prospectus. A summary comparison of the various classes appears in the table below. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding each class of shares. We encourage you to consult with a financial advisor to help you choose the class that best meets your requirements depending on the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or contingent deferred sales charge (CDSC).

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge (CDSC)	None (except that a 1.00% charge applies on redemptions made within one year of a $1 million investment for which the Fund’s distributor paid a sales commission).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	None

Conversion Feature	May be converted to Class Y shares of the same Fund if eligibility requirements are met.

Class Y Shares
Purchase Availability	Available to investors who (a) hold their shares directly with the Funds’ transfer agent; (b) are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform; (c) purchase through retirement plans that meet certain conditions; (d) are certain types of financial professionals or their immediate family members; or (e) have specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million; $2,500 for clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties.

Purchase Maximum	None

Conversion Feature	None
[Remainder of Page Intentionally Left Blank]

7

APPLICABLE SALES CHARGES

Access to the information provided below regarding sales charges is available through the Munder Funds website at www.munderfunds.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.
Front-End Sales Charges — Class A Shares
Unless you qualify for a waiver, you will pay a sales charge at the time of any Class A shares purchase. The offering price for Class A shares includes this front-end sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases as follows:

	Sales Charge* as a Percentage of
	Offering	Net Amount
	Price (%)	Invested (%)
Less than $25,000	5.50	5.82
$25,000 but less than $50,000	5.25	5.54
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	None**	None**

*	Because of rounding in the calculation of offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.

**	No initial sales charge applies on investments of $1 million or more; however, a 1.00% CDSC applies on redemptions made within one year if the Fund’s distributor paid a sales commission at the time of purchase.
Shares purchased through reinvestment of dividends or other distributions are not subject to any sales charge.
Front-End Sales Charge Waivers
We will waive the initial sales charge on Class A shares for the following types of purchasers:
1. investors that have an investment account with the Fund’s investment advisor;
2. full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;
3. registered broker-dealers, financial intermediaries, or their agents or their affiliates that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
4. qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;
5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;
6. individuals who reinvest the proceeds of redemptions from Class K, Y or I shares of another Munder Fund within 60 days of redemption;
7. banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;
8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and
9. qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.
You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.
The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call (800) 438-5789.
Front-End Sales Charge Reductions — Letters of Intent
If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.
To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a specified amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of the Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you previously paid). You should inform the Funds that you have a Letter of Intent each time you make an investment.
Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.
Front-End Sales Charge Reductions — Rights of Accumulation
For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of one or more Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

8

Additional Information about Letters of Intent and Rights of Accumulation
In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:
•	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and

•	shares of the Munder Fund(s) held at any financial intermediary in accounts you wish to be considered for determining sales charge reduction eligibility.
For further information on sales charge reductions, call (800) 438-5789.
Contingent Deferred Sales Charges (CDSCs)
You are subject to a CDSC when you redeem:
•	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if the Fund’s distributor paid a sales commission in connection with the investment.
This time period includes the time you held Class A shares of another Munder Fund which you may have exchanged for Class A shares of the Fund.
The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. The CDSC for Class A shares, if applicable, is 1.00%.
If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees
The Fund has a Distribution and Service Plan with respect to its Class A shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A shares and for services provided to shareholders of Class A shares.
Payments made under the Plan by Class A shares are made pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. These fees are included in the Annual Fund Operating Expenses table on page 1 of this Prospectus as Distribution and/or Service (12b-1) Fees for Class A shares.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A shares of the Fund, and may cost you more than paying other types of sales charges.
Other Payments to Third Parties
In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.
The Fund’s advisor, sub-advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor or sub-advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund.
These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor, sub-advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.
From time to time, the Fund’s advisor, sub-advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.
PRICING OF FUND SHARES

The Fund processes all purchases, redemptions, exchanges and conversions at the net asset value (NAV) next calculated after we receive the transaction request in proper form. The Fund calculates the NAV per share for each class of shares on each day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV by: (1) taking the total value of the Fund’s assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total

9

number of shares of that class outstanding. The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.
With respect to any foreign securities held by the Fund that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close. The Fund values these foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE. Because foreign exchanges may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. For purposes of calculating NAVs, the Fund translates into U.S. dollars all investment securities, other assets and liabilities.
The Fund generally values its securities and other investments using readily available market quotations, which it obtains from various pricing sources approved by the Board of Trustees.
Equity securities and other similar securities that trade on an exchange, such as depositary receipts, financial futures contracts, options contracts and exchange-traded funds, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities and similar exchange-traded securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on a foreign securities exchange also may be valued at the bid price or at the last quoted sale price for local shares of the security.
The Fund generally values fixed income securities it holds, if any, at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Such analytical pricing models may take into consideration market indices, matrices, yield curves and other specific adjustments, which may result in the securities being valued at a price different from the price that would have been determined had the analytical pricing model not been used. The Fund may also value fixed income securities with remaining maturities of 60 days or less on an amortized cost basis, which approximates current market value.
In the event that a price for a security is not available through the means described above, the Fund may value the security using broker-dealer quotations, last reported market quotations, or a fair value determined by a Pricing Committee established by the Fund’s investment advisor in accordance with guidelines approved by the Board of Trustees.
Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange. The Fund may also utilize a fair value for its foreign securities when a particular foreign market is closed but the Fund is open.
The Fund will value other open-end funds held by the Fund, if any, using the NAV of such underlying fund, or lacking a NAV, a fair value determined by the Pricing Committee in accordance with guidelines approved by the Board of Trustees. The method by which an open-end fund calculates its NAV, including its use of fair value pricing and the related effects of such use, is described in its prospectus.
Fair valuations take into account relevant factors affecting value, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued using a fair value determined in accordance with guidelines approved by the Board of Trustees, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s Board of Trustees reviews all fair valuations of the Fund’s securities during a quarter at the next regularly scheduled quarterly meeting of the Board.
DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.
The Fund declares and pays dividend distributions, if any, at least annually. The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.
The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, you must indicate this choice on your Account Application or notify the Fund by calling (800) 438-5789. If you hold your shares through a broker or other financial intermediary account, you must notify your broker or financial intermediary to receive distributions in cash.

10

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. The Statement of Additional Information contains a more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund. You should consult your tax advisor about your own particular tax situation.
Taxes on Distributions
You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.
Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.
Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more-than-60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.
Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.
Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.
Taxes on Sales, Exchanges or Conversions
If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.
The Fund will treat any conversion between classes of shares of the Fund as a tax-free event. You should consult with your tax advisor about the tax treatment of a conversion.
Other Considerations
If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.
If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.
Foreign Shareholders
Shareholders that are not U.S. persons are generally subject to a 30% withholding tax (or lower rate if a treaty applies) on distributions.
MANAGEMENT OF THE FUND

Investment Advisor
Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of March 31, 2011, MCM had approximately $14.6 billion in assets under management.
Pursuant to a Sub-Advisory Agreement, MCM has retained Integrity Asset Management, LLC (Integrity), 18500 Lake Road, Suite 300, Rocky River, Ohio 44116, a registered investment adviser and a wholly owned subsidiary of MCM, to manage the Fund. Integrity is responsible for all purchases and sales of portfolio securities. As of March 31, 2011, Integrity had $3.6 billion in assets under management.
The advisory fee for the Fund will be paid at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of average daily nets assets in excess of $500 million. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated December 31, 2011.
Portfolio Management Team
A team of professionals employed by Integrity jointly makes investment decisions for the Fund. The lead managers, who are primarily responsible for the day-to-day management of the Fund’s portfolio, are Daniel G. Bandi, Daniel J. DeMonica and Adam I. Friedman.
Daniel G. Bandi, CFA, Managing Director and Chief Investment Officer of Integrity, joined Integrity in 2003. Mr. Bandi has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other team members with overall portfolio strategy. In addition to his role with Integrity, Mr. Bandi has served as a Senior Portfolio Manager of MCM since December 2010 and has been a member of the portfolio

11

management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Prior to joining Integrity, Mr. Bandi was Managing Director of Equity Investments for National City Investment Management Co. from 1998 to 2003. Mr. Bandi earned his Bachelor of Arts degree in Economics from the University of Pittsburgh in 1987, and an MBA in Finance from Texas A&M University at Commerce in 1990.
Daniel J. DeMonica, CFA, Senior Portfolio Manager of Integrity, joined Integrity in 2003. Mr. DeMonica has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of transportation, healthcare, consumer discretionary and utilities. Mr. DeMonica also assists the other team members with overall portfolio strategy. Mr. DeMonica has served as a Senior Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Prior to joining Integrity, Mr. DeMonica was a Portfolio Manager and Security Analyst for National City Investment Management Co. from 1998 to 2003. Mr. DeMonica earned his Bachelor of Arts degree in Finance from Indiana University in 1994, and an MBA in Finance from Case Western University in 2000.
Adam I. Friedman, Senior Portfolio Manager Integrity, joined Integrity in 2003. Mr. Friedman has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology. Mr. Friedman also assists the other team members with overall portfolio strategy. Mr. Friedman has served as a Senior Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Prior to joining Integrity, Mr. Friedman was Senior Portfolio Manager for National City Investment Management Co. from 1998 to 2003. Mr. Friedman earned his Bachelor of Science degree in Psychology/Pre-Med from the University of Maryland in 1987, and an MBA in Finance from Case Western University in 1990.
Joe A. Gilbert, CFA, Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Gilbert has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer staples, insurance and transportation. Mr. Gilbert also has been a member of the portfolio management team for the Munder Small/Mid-Cap Value Fund since 2011. He has served as a Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. Prior to joining Integrity, Mr. Gilbert was an Equity Analyst for National City Investment Management Co. from 2002 to 2003. Mr. Gilbert earned both his undergraduate degree and his MBA from the University of Maryland.
J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Tinsley has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of basic materials, energy and commercial services sectors. Mr. Tinsley also has been a member of the portfolio management team for the Munder Small/Mid-Cap Value Fund since 2011. He has served as a Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. Prior to joining Integrity, Mr. Tinsley was a Senior Equity Analyst for National City Investment Management Co. from 1998 to 2003. Mr. Tinsley is a graduate of Transylvania University and earned his MBA from Case Western Reserve University.
Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.
PRIOR PERFORMANCE OF COMPOSITE OF SUBSTANTIALLY SIMILARLY MANAGED ACCOUNTS

The table below is designed to show you how a composite of substantially similar accounts managed and advised by the portfolio management team of this Fund (“Composite”) has performed over various periods in the past. The Composite comprises two components: (a) the performance of a substantially similar registered investment company managed by the portfolio management team at their prior employer from July 2, 2002 through June 20, 2003, the only account managed by the team in the strategy during that period; and (b) the performance of a composite of substantially similar accounts managed and advised by the portfolio management team at the Sub-Advisor after June 20, 2003. You should not consider the performance of the Composite as an indication of the future performance of the Fund.
The Fund has substantially the same investment objective, policies and strategies as each component of the Composite. The members

12

of the portfolio management team have substantially the same roles with respect to the Fund that they had with respect to the Composite and the Composite includes all of the accounts managed in a substantially similar manner by the portfolio management team during the relevant periods. While the Fund is managed in a manner substantially similar to the registered investment company and the accounts in the Composite, investors should be aware that the Fund is not the same as the Composite and may not have the same performance as the Composite. Different performance results are likely due to differences in cash flows into and out of the Fund, different fees and expenses and differences in investment restrictions.
The performance figures shown below for the Composite reflect the deduction of the historical fees and expenses paid by the accounts included in the Composite and not those paid by the Fund. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Fund to calculate its own performance. The following tables show rates of return of the Composite for the periods indicated, as well as a comparison with the performance of the Russell Midcap® Value Index, the broad-based securities market index benchmark to which the performance of the Fund will be compared. The returns of the Russell Midcap® Value Index assume all dividends and distributions have been reinvested and reflect no deduction for fees or expenses. All returns below are stated before the imposition of taxes. After-tax returns would be lower than those shown.

Annualized Compounded Rates of Returns for Periods Ended March 31, 2011
				Since
				Inception
	1 Year	3 Years	5 Years	7/2/02
	(%)	(%)	(%)	(%)
Composite	22.24	6.83	3.57	10.07
Russell Midcap® Value Index	22.26	6.61	4.04	9.76
[Remainder of Page Intentionally Left Blank]

13

FINANCIAL HIGHLIGHTS

The Fund was not open for investment prior to the date of this prospectus. As a result, there are no financial highlights for the Fund. Our website, www.munder.com will contain the Fund’s most recent semi-annual and annual reports when they become available. You may also obtain the semi-annual and annual reports, when available, and Statement of Additional Information without charge by calling (800) 438-5789.
[Remainder of Page Intentionally Left Blank]

14

ADDITIONAL INVESTOR INFORMATION

This section of the Prospectus provides information regarding the purchase, redemption, exchange and conversion of Class A, B, C, K, R, Y & I shares of the Munder Funds. Not all Funds offer all classes of shares. Please see the front cover of this Prospectus to determine which classes of shares are offered by this Fund.
HOW TO REACH THE FUNDS

Contact Shareholder Services
For account inquiries or information, literature, forms, etc.:

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940

By overnight delivery:	The Munder Funds
4400 Computer Drive
Westborough, MA 01581
For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

By e-mail:	fundcontact@munder.com
SHARE CLASS ELIGIBILITY

Please consider eligibility requirements and investment minimums carefully when selecting a share class. If you wish to invest more than $50,000 and you are not eligible to purchase Class Y or I shares, you should purchase Class A or C shares. If you wish to invest more than $1 million and you are not eligible to purchase Class Y or I shares, you should purchase Class A shares. The Funds may refuse any purchase orders from ineligible investors who select Class B, K, I, R or Y shares.
Eligibility to Purchase Class A and C Shares
All investors are eligible to purchase Class A and C shares.
Eligibility to Purchase Class B Shares
Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders. Shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to (i) exchange their Class B shares for Class B shares of other Munder Funds that offer Class B shares and (ii) add to their accounts through the reinvestment of dividends and capital gain distributions generated by current investments in Class B until their conversion to Class A shares.
Any purchase orders for Class B shares of a Fund that are initial investments or that are orders for additional shares (other than an exchange or a distribution reinvestment), including orders made through an active Automatic Investment Plan (AIP), will automatically be invested in Class A shares of the same Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. Subsequent to such a purchase of Class A shares, a shareholder’s Class A and Class B shares will be combined to determine whether the shareholder meets the minimum required investment in the account. For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. Please see the section of this Prospectus entitled “Front-End Sales Charge Reductions — Rights of Accumulation” for additional information.
Eligibility to Purchase Class K Shares
Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.
Eligibility to Purchase Class R Shares
Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:
•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

•	fee-based and/or advisory programs sponsored by a broker-dealer, registered investment adviser or bank trust department.
Eligibility to Purchase Class Y Shares
Only the following investors, subject to applicable investment minimums described below, may purchase Class Y shares:
•	individual and institutional investors who (i) do not invest in the Funds through a financial intermediary and (ii) hold their shares directly with the Funds’ transfer agent;

•	individual and institutional clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the

15

Funds to offer Class Y shares through a no-load network or platform;
•	pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds through a group or omnibus account;

•	investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members;

•	current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members; and

•	Munder Capital Management’s investment advisory clients.
Eligibility to Purchase Class I Shares
Individual investors and institutional investors may purchase Class I shares.
INVESTMENT MINIMUMS

Please consider investment minimums and eligibility requirements carefully when selecting a share class. The Funds may refuse any purchase orders that do not meet applicable investment minimums.
General Information
Except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account. Investment minimums apply to individual investors even if the investment is made through a group or omnibus account, unless the Funds do not pay any record keeping or administrative fees associated with the maintenance of underlying investor accounts.
In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then-current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through these types of accounts, application of the investment minimums will vary.
We reserve the right to waive any investment minimum if the Funds determine that doing so would be in the best interest of the Funds and their shareholders.
We further reserve the right, upon 30 days’ advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account.
Class A, B & C Shares
Except as provided below, the minimum initial investment for Class A, B and C shares is $2,500 per Fund for all accounts. The Funds may refuse subsequent investments of less than $50 per Fund. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.
Class K & R Shares
There is no minimum initial or subsequent investment for Class K or R shares.
Class Y Shares
Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.
Class I Shares
Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.
Investment Minimum Waivers and Reductions
Investment minimums do not apply to purchases of Class A, B, C or Y shares made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.
Investment minimums also do not apply to investments in Class A, C or Y shares through eligible fee-based and/or advisory programs offered by investment advisors, consultants, broker-dealers and other financial intermediaries pursuant to which clients are charged a fee for advisory, investment, consulting or similar services. For this purpose, “eligible fee-based and/or advisory programs” are those which have been approved by an officer of the Fund.
With respect to Class Y shares only, a reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.
Also with respect to Class Y shares only, investment minimums do not apply to investments made by (i) investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members, (ii) current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members, or (iii) investment advisory clients of Munder Capital Management.
With respect to Class I shares only, investment minimums do not apply to accounts attributable to an intermediary that (1) maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average client account size in the Fund equivalent to $200,000 or greater, or (2) has entered into a written eligibility agreement with the Funds that is intended to maintain the institutional nature of the Class I shares.
Class A, B & C Shares Accounts Below Minimums
For each account that you own, if your investment in Class A, B or C shares of a Fund does not meet the account minimum, or you cease AIP contributions before reaching the account minimum, you may

16

increase your balance to $2,500 (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Through at least October 31, 2011, for Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) and Individual Retirement Account (IRA) accounts opened before October 31, 2009, the applicable minimum for the purpose of determining whether a servicing fee applies is $500.
Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.
To the extent feasible, we may waive low account balance fees on Class A or B shares accounts that do not meet the applicable account minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.
HOW TO PURCHASE SHARES

Investors may purchase Fund shares through one of the following means:
Through a Broker, Financial Intermediary and/or Financial Institution
Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.
By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581
You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.
You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.
For additional investments, send an investment slip (the bottom portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.
By Wire
For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment. To obtain the current wire instructions, an Account Application, your account number or more information, call (800) 438-5789. Note that banks may charge fees for transmitting wires.
By Electronic Funds Transfer (EFT)
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.
For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.
To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munderfunds.com to establish an Internet login and password for online transactions.
Please note that EFT transactions usually require two days to complete.
Through the Automatic Investment Plan (AIP)
Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

17

POLICIES FOR PURCHASING SHARES

Verification of Identity
The Munder Funds are required by law to obtain certain personal information about any investor who opens an account or any person who is acting on behalf of an investor in order to verify that person’s identity.
After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity or the identity of a person acting on your behalf is verified. We may also close your account or take other appropriate action if we are unable to verify your identity or the identity of a person acting on your behalf within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.
Timing of Orders
Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.
HOW TO REDEEM SHARES

Shareholders may redeem Fund shares through one of the following means:
Through a Broker, Financial Intermediary or Financial Institution
Contact your broker, financial intermediary or other financial institution for more information.
By Mail
You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581
For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.
For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.
By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.
The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.
You may not make telephone redemptions from an IRA, ESA or 403(b) account.
By Internet
If you did not decline the online redemption privilege on your Account Application and you have established an Internet login and password, you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.
As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.
You may not make Internet redemptions from an IRA, ESA or 403(b) account.
Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, B or C shares on a monthly or quarterly basis. For IRA accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. In addition, any applicable CDSC will be charged upon redemption of Class A, B or C shares.

18

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.
If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these payment methods.
Medallion Signature Guarantees
For your protection, a medallion signature guarantee is required for the following redemption requests:
•	redemption proceeds greater than $50,000;

•	redemption proceeds not being made payable to the record owner of the account;

•	redemption proceeds not being mailed to the address of record on the account;

•	redemption proceeds being mailed to address of record that has changed within the last 30 days;

•	redemption proceeds being transferred to another Munder Fund account with a different registration;

•	change in ownership or registration of the account; or

•	changes to banking information without a voided check being supplied.
We reserve the right to waive the requirement for a medallion signature guarantee for certain types of redemption requests, including Class K, R, Y or I share redemptions.
When a Fund requires a signature guarantee, a medallion signature guarantee with a coverage amount sufficient to cover the value of your transaction request must be provided. Failure to follow this policy will result in a delay in processing your redemption request.
A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.
Accounts Held Through Financial Institutions
Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.
Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or Internet redemptions. In such cases, you should consider making your redemption request by mail.
HOW TO EXCHANGE SHARES

Shareholders may exchange Fund shares through one of the following means:
Through a Broker, Financial Intermediary or Financial Institution
Contact your broker, financial intermediary or other financial institution for more information.
By Mail
You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581
By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization From. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.
The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.
By Internet
If you did not decline the online exchange privilege on your Account Application and you have established an Internet login and password, you may exchange shares by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.
The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

19

POLICIES FOR EXCHANGING SHARES

•	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

•	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

•	Class A, B and C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

•	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

•	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

•	Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund online at www.munderfunds.com/prospectus or by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

•	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.
HOW TO CONVERT SHARES

Shareholders may give conversion instructions by sending a written request to the Funds or by having the conversion coordinated by the financial intermediary through which their shares are held.
•	You may convert Class A, B, C or R shares of a Fund to Class Y or I shares of the same Fund, as available.

•	You may convert Class K shares of a Fund to Class A, Y or I shares of the same Fund, as available.

•	You may convert Class Y shares of a Fund to Class I shares of the same Fund, as available.

•	Your conversion for shares of another class of the same Fund will be based on each class’s relative NAV.

•	A conversion between shares classes of the same Fund should be treated as a tax-free event.

•	You must meet the eligibility and investment minimum requirements for the applicable share class. Class B and C shares may be converted to Class Y or I shares (as applicable) provided that such shares are not currently subject to any CDSC.

•	We may change, suspend or terminate the conversion privilege at any time. You will be given notice of any material modifications except where notice is not required.
ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS

•	We consider purchase, exchange, conversion or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

•	We reserve the right to reject any purchase order, including exchanges from other Munder Funds or conversions of Fund shares.

•	At any time, we may change any of our purchase, redemption, exchange or conversion practices or privileges, and may suspend the sale of Fund shares.

•	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

•	We may temporarily stop redeeming shares if:
(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.
•	We reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, in lieu of cash.

•	We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

•	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges, conversions or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

•	To limit the Funds’ expenses, we no longer issue share certificates.

20

•	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase, redemption or exchange of Fund shares.

•	Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

•	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 10 days.
Reinstatement Privilege
For 60 days after you sell Class A, B or C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund.
You, your broker or your financial intermediary must notify the Funds at the time of the reinvestment in order to eliminate the sales charge on your investment. The reinstatement privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under the reinstatement privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount.
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Policies and Procedures
The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, traded infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.
The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.
The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.
The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or Internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.
Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

21

ADDITIONAL INFORMATION
More information about the Fund is available free of charge upon request, including the following:
ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION
The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this Prospectus.

SHAREHOLDER INQUIRIES:		TO OBTAIN INFORMATION:
By e-mail: By telephone: By Mail:	fundcontact@munder.com (800) 468-6337 The Munder Funds® Attn: Secretary 480 Pierce Street Birmingham, MI 48009	By Telephone: By Mail: By overnight delivery: By Internet	(800) 438-5789 The Munder Funds® P.O. Box 9701 Providence, RI 02940 The Munder Funds® 4400 Computer Drive Westborough, MA 01581 www.munderfunds.com
SECURITIES AND EXCHANGE COMMISSION
Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Distributor: Funds Distributor, LLC
SEC File Number: 811-21294

Munder Integrity Small/Mid-Cap Value Fund
PROSPECTUS
July 1, 2011, as amended and restated September 8, 2011

CLASS A SHARES (MAISX)	CLASS Y SHARES (MYISX)

Save paper and receive this
document electronically.
Sign up for electronic delivery at
www.munderfunds.com/edelivery.
The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this Prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Munder Integrity Small/Mid-Cap Value Fund
Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek to achieve capital appreciation.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 8 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 34 of the Statement of Additional Information.

SHAREHOLDER FEES	Class A		Class Y
(fees paid directly from your investment)	Shares		Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5	%(a)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)		None

ANNUAL FUND OPERATING EXPENSES	Class A	Class Y
(expenses that you pay each year as a percentage of the value of your investment)	Shares	Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses(c)	4.00%	4.00%

Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements(c)	5.15%	4.90%

Fee Waivers and/or Expense Reimbursements(d)	-3.65%	-3.65%

Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(c)(d)	1.50%	1.25%

(a)	The sales charge declines as the amount invested increases.

(b)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(c)	Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

(d)	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2012 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A shares and 1.25% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.
EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class Y Shares
1 Year	$694	$127
3 Years	$1,590	$1,027
You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class Y Shares
1 Year	$694	$127
3 Years	$1,590	$1,027
[Remainder of Page Intentionally Left Blank]

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues its investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small- to mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Small- to mid-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2500TM Index ($34 million to $7.9 billion as of June 30, 2011). The Fund may, however, also invest (i) in equity securities of smaller or larger companies and (ii) up to 25% of its assets in foreign securities.
When selecting securities to invest in, the advisor seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The advisor chooses the Fund’s investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment. The advisor finds these value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.
The advisor regularly reviews the Fund’s investments and will sell securities when the advisor believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:
Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.
Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.
Value Investing Risk
Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.
Smaller Company Stock Risk
Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies, and therefore may be more susceptible to market downturns or changing economic conditions. Prices of smaller companies tend to be more volatile than those of larger companies and issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes, they are often more difficult to sell.
Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.
PERFORMANCE
Performance history will be available for the Fund after it has been in operation for a full calendar year.
[Remainder of Page Intentionally Left Blank]

MANAGEMENT
Munder Capital Management (MCM) is the investment advisor of the Fund. Integrity Asset Management, LLC (Integrity) is the sub-advisor of the Fund. The following individuals make up the Fund’s portfolio management team:
•	Daniel G. Bandi, CFA, Managing Director and Chief Investment Officer of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	Daniel J. DeMonica, CFA, Senior Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	Adam I. Friedman, Senior Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	Joe A. Gilbert, CFA, Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.

•	J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, has been a member of the Fund’s portfolio management team since the inception of the Fund in 2011.
PURCHASES AND SALES OF FUND SHARES
Please consult the Prospectus for eligibility requirements. The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts
$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties
Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.
TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
[Remainder of Page Intentionally Left Blank]

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

As stated above, the Fund’s investment objective is to seek to achieve capital appreciation. The Board of Trustees may change the Fund’s investment objective without shareholder approval; however, shareholders will be provided with 60 days’ prior written notice of any such change.
A summary description of the Fund’s principal investment strategies and risks begins on page 2 of this Prospectus. Below you will find additional information about the Fund’s investment in foreign securities.
Foreign Securities
The term “foreign securities” includes direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the United States. Foreign securities also include indirect investments such as depositary receipts and depositary shares.
Depositary receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and depositary shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.
Foreign Securities Risk
Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Particularly in less developed countries, political and economic risks may be greater. The possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.
Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time.
To the extent the Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. If the Fund holds cash in foreign currencies, it may be exposed to risks independent of its securities positions.
Direct investments in foreign securities also may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Further, foreign securities may be subject to the imposition of withholding taxes on dividend income.
OTHER INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Fund’s advisor may use several types of investments or investment techniques in furtherance of the Fund’s overall investment objective, which the advisor does not consider part of the Fund’s principal investment strategies. The most significant of these and their associated risks are described below. Additional information on other investments and investment techniques that may be used by the advisor is included in the Fund’s Statement of Additional Information.
Borrowing
The Fund may borrow from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. The Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets. Borrowing may include utilization of a line of credit or short-term loan from the Fund’s custodian in order to meet redemptions, settle trades or otherwise provide liquidity.
Borrowing Risk
Borrowings by the Fund may involve leveraging. As leverage increases, the negative impact on the Fund’s net asset value from a decline in value of the Fund’s securities will be magnified. Further, interest rates paid on outstanding borrowings will fluctuate. As interest rates rise, the cost of borrowing increases.
Derivatives
From time to time, the advisor may write covered call options. Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.

Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
ETFs
From time to time, the advisor will use exchange-traded funds (ETFs) to manage cash. Traditional ETFs in which the Fund may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.
ETF Risk
ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table on page 1 of the Prospectus.
Emerging Markets Investing
All or part of the Fund’s investments in foreign securities may be in companies from emerging market countries, which are developing countries in the early stages of adopting capitalism. Emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as China, India, Malaysia, Brazil, Mexico, Poland, Russia, Egypt, Israel and South Africa.
Emerging Markets Investing Risk
There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines. In addition, investment in emerging market countries may require the Fund to establish special custody or other arrangements before investing. Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.
Initial Public Offerings (IPOs)
The Fund may invest in initial public offerings (IPOs). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund’s performance.
IPO Risk
Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance.
Real Estate Investment Trusts (REITs)
The Fund may invest in real estate investment trusts (REITs)
REIT Risk
Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.
Securities Lending
The Fund may lend securities with a value of up to 33 1/3% of the Fund’s total assets (including the loan collateral) to qualified institutions. When the Fund lends securities, it utilizes a lending agent to loan portfolio securities to qualified institutions on a short-term basis. Each loan is secured by cash or non-cash collateral, which is adjusted daily. Cash collateral is typically invested in a registered money market fund. Non-cash collateral is typically made up of high-quality government or agency securities. Under the terms of each loan, the lending agent collects a fee from the borrower, a portion of which will be rebated upon return of the loaned securities. The Fund earns a specified percentage of the net fee earned by the lending agent, including any earnings on the invested cash collateral.
Securities Lending Risk
If the borrower fails to return the loaned securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason, the Fund could lose money. To the extent cash collateral received from a borrower is invested in a money market fund or similar short-term investment vehicle, the value of the collateral is subject to the credit and liquidity risks associated with that investment.
Short-Term Trading
From time to time, the Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the Financial Highlights.
Short-Term Trading Risk
A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

Temporary and Defensive Investing
The Fund typically minimizes its cash holdings in an effort to provide investors with full market exposure to the particular asset class or classes represented by the Fund. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. From time to time, however, the Fund temporarily may, but is not required to, invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and exchange-traded funds in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.
Temporary and Defensive Investing Risk
During periods when the Fund maintains an increased exposure to short-term obligations, it will not fully participate in equity market movements and may not achieve its investment objective. Short periods of deviation from full market exposure during a market upswing can have a significant adverse impact on the Fund’s returns.
PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings no less frequently than quarterly on the Munder Funds website at www.munderfunds.com under the “All Holdings” link on the Fund’s Profile Page. The Fund generally posts such information no earlier than 30 days after the end of the period to which the information relates. The three most recent previously published portfolio holdings lists can be accessed through the “Historical All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data). The Fund generally posts such information no earlier than 15 days after the end of the period to which it relates. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.
PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES

Purchasing Shares
You may purchase Class A or Y shares of the Fund at the NAV next determined after your purchase order is received in proper form (plus any applicable sales charge for purchases of Class A shares). Class Y shares are only available for purchase by limited types of investors. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding eligibility requirements. Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them. For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the section of this Prospectus entitled “Additional Investor Information.”
Exchanging Shares
You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative net asset values (NAVs) provided you meet the eligibility requirements for the class into which you desire to exchange your shares. For information regarding policies and procedures associated with exchanging shares, please see the section of this Prospectus entitled “Additional Investor Information.”
Converting Shares
You may convert Class A shares of the Fund to Class Y shares of the Fund based on each class’s relative NAV provided you meet the eligibility requirements for the class into which you desire to convert your shares. The Fund will treat any conversion between classes of shares of the same Fund as a tax-free event. By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event. For more information regarding policies and procedures associated with converting Fund shares, please see the section of this Prospectus entitled “Additional Investor Information.”
Redeeming Shares
You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC). For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the section of this Prospectus entitled “Additional Investor Information.”
[Remainder of Page Intentionally Left Blank]

SHARE CLASS SELECTION

The Fund is organized as a multiple class fund, which means it offers more than one class of shares, each designed to meet the needs of different types of investors and each with different cost structures. Currently, the Fund offers Class A and Y shares through this Prospectus. A summary comparison of the various classes appears in the table below. Please see the section of this Prospectus entitled “Additional Investor Information” for more information regarding each class of shares. We encourage you to consult with a financial advisor to help you choose the class that best meets your requirements depending on the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. In estimating the costs of investing in a particular class of shares, you should consider both ongoing annual expenses, including applicable Rule 12b-1 distribution and service fees and/or other service fees as described in the section entitled “Distribution and Service Fees,” and any initial sales charge or contingent deferred sales charge (CDSC).

Class A Shares
Purchase Availability	Available for direct investment in the Funds, through a broker or other financial intermediary, or through an employer-sponsored retirement or education savings plan.

Initial Sales Charge	Up to 5.50% (reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more and certain categories of investors).

Contingent Deferred Sales Charge (CDSC)	None (except that a 1.00% charge applies on redemptions made within one year of a $1 million investment for which the Fund’s distributor paid a sales commission).

Distribution and/or Service Fees	Rule 12b-1 fees of 0.25% annually.

Initial Purchase Minimum	$2,500; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts.

Purchase Maximum	None

Conversion Feature	May be converted to Class Y shares of the same Fund if eligibility requirements are met.

Class Y Shares
Purchase Availability	Available to investors who (a) hold their shares directly with the Funds’ transfer agent; (b) are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Funds to offer Class Y shares through a no-load network or platform; (c) purchase through retirement plans that meet certain conditions; (d) are certain types of financial professionals or their immediate family members; or (e) have specific relationships with Munder Capital Management or the Munder Funds.

Initial Sales Charge	None

Contingent Deferred Sales Charge (CDSC)	None

Distribution and/or Service Fees	None

Initial Purchase Minimum	$1 million; $2,500 for clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties.

Purchase Maximum	None

Conversion Feature	None
[Remainder of Page Intentionally Left Blank]

APPLICABLE SALES CHARGES

Access to the information provided below regarding sales charges is available through the Munder Funds website at www.munderfunds.com under the “Sales Charges and Fees” link on the Fund’s Profile Page.
Front-End Sales Charges — Class A Shares
Unless you qualify for a waiver, you will pay a sales charge at the time of any Class A shares purchase. The offering price for Class A shares includes this front-end sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases as follows:

	Sales Charge* as a Percentage of
	Offering	Net Amount
	Price (%)	Invested (%)
Less than $25,000	5.50	5.82
$25,000 but less than $50,000	5.25	5.54
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	None**	None**

*	Because of rounding in the calculation of offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.

**	No initial sales charge applies on investments of $1 million or more; however, a 1.00% CDSC applies on redemptions made within one year if the Fund’s distributor paid a sales commission at the time of purchase.
Shares purchased through reinvestment of dividends or other distributions are not subject to any sales charge.
Front-End Sales Charge Waivers
We will waive the initial sales charge on Class A shares for the following types of purchasers:
1. investors that have an investment account with the Fund’s investment advisor;
2. full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;
3. registered broker-dealers, financial intermediaries, or their agents or their affiliates that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
4. qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Funds;
5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;
6. individuals who reinvest the proceeds of redemptions from Class K, Y or I shares of another Munder Fund within 60 days of redemption;
7. banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;
8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and
9. qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.
You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.
The Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call (800) 438-5789.
Front-End Sales Charge Reductions — Letters of Intent
If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.
To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a specified amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of the Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you previously paid). You should inform the Funds that you have a Letter of Intent each time you make an investment.
Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.
Front-End Sales Charge Reductions — Rights of Accumulation
For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of one or more Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information about Letters of Intent and Rights of Accumulation
In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:
•	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and

•	shares of the Munder Fund(s) held at any financial intermediary in accounts you wish to be considered for determining sales charge reduction eligibility.
For further information on sales charge reductions, call (800) 438-5789.
Contingent Deferred Sales Charges (CDSCs)
You are subject to a CDSC when you redeem:
•	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if the Fund’s distributor paid a sales commission in connection with the investment.
This time period includes the time you held Class A shares of another Munder Fund which you may have exchanged for Class A shares of the Fund.
The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. The CDSC for Class A shares, if applicable, is 1.00%.
If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees
The Fund has a Distribution and Service Plan with respect to its Class A shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A shares and for services provided to shareholders of Class A shares.
Payments made under the Plan by Class A shares are made pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. These fees are included in the Annual Fund Operating Expenses table on page 1 of this Prospectus as Distribution and/or Service (12b-1) Fees for Class A shares.
Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A shares of the Fund, and may cost you more than paying other types of sales charges.
Other Payments to Third Parties
In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.
The Fund’s advisor, sub-advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor or sub-advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund.
These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor, sub-advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read “Additional Compensation Paid to Intermediaries” in the Statement of Additional Information.
From time to time, the Fund’s advisor, sub-advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.
PRICING OF FUND SHARES

The Fund processes all purchases, redemptions, exchanges and conversions at the net asset value (NAV) next calculated after we receive the transaction request in proper form. The Fund calculates the NAV per share for each class of shares on each day the New York Stock Exchange (NYSE) is open. The Fund calculates the NAV by: (1) taking the total value of the Fund’s assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding. The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.
With respect to any foreign securities held by the Fund that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close. The Fund values these foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE. Because foreign exchanges may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. For purposes of calculating NAVs, the Fund translates into U.S. dollars all investment securities, other assets and liabilities.
The Fund generally values its securities and other investments using readily available market quotations, which it obtains from various pricing sources approved by the Board of Trustees.
Equity securities and other similar securities that trade on an exchange, such as depositary receipts, financial futures contracts, options contracts and exchange-traded funds, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities and similar exchange-traded securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on a foreign securities exchange also may be valued at the bid price or at the last quoted sale price for local shares of the security.
The Fund generally values fixed income securities it holds, if any, at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Such analytical pricing models may take into consideration market indices, matrices, yield curves and other specific adjustments, which may result in the securities being valued at a price different from the price that would have been determined had the analytical pricing model not been used. The Fund may also value fixed income securities with remaining maturities of 60 days or less on an amortized cost basis, which approximates current market value.
In the event that a price for a security is not available through the means described above, the Fund may value the security using broker-dealer quotations, last reported market quotations, or a fair value determined by a Pricing Committee established by the Fund’s investment advisor in accordance with guidelines approved by the Board of Trustees.
Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange. The Fund may also utilize a fair value for its foreign securities when a particular foreign market is closed but the Fund is open.
The Fund will value other open-end funds held by the Fund, if any, using the NAV of such underlying fund, or lacking a NAV, a fair value determined by the Pricing Committee in accordance with guidelines approved by the Board of Trustees. The method by which an open-end fund calculates its NAV, including its use of fair value pricing and the related effects of such use, is described in its prospectus.
Fair valuations take into account relevant factors affecting value, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued using a fair value determined in accordance with guidelines approved by the Board of Trustees, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s Board of Trustees reviews all fair valuations of the Fund’s securities during a quarter at the next regularly scheduled quarterly meeting of the Board.
DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.
The Fund declares and pays dividend distributions, if any, at least annually. The Fund distributes its net realized capital gains, if any, at least annually. It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund. You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.
The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, you must indicate this choice on your Account Application or notify the Fund by calling (800) 438-5789. If you hold your shares through a broker or other financial intermediary account, you must notify your broker or financial intermediary to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. The Statement of Additional Information contains a more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund. You should consult your tax advisor about your own particular tax situation.
Taxes on Distributions
You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.
Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.
Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock. A shareholder will also have to satisfy a more-than-60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.
Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.
Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.
Taxes on Sales, Exchanges or Conversions
If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.
The Fund will treat any conversion between classes of shares of the Fund as a tax-free event. You should consult with your tax advisor about the tax treatment of a conversion.
Other Considerations
If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.
If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.
Foreign Shareholders
Shareholders that are not U.S. persons are generally subject to a 30% withholding tax (or lower rate if a treaty applies) on distributions.
MANAGEMENT OF THE FUND

Investment Advisor
Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009, is the investment advisor of the Fund. As of March 31, 2011, MCM had approximately $14.6 billion in assets under management.
Pursuant to a Sub-Advisory Agreement, MCM has retained Integrity Asset Management, LLC (Integrity), 18500 Lake Road, Suite 300, Rocky River, Ohio 44116, a registered investment adviser and a wholly owned subsidiary of MCM, to manage the Fund. Integrity is responsible for all purchases and sales of portfolio securities. As of March 31, 2011, Integrity had $3.6 billion in assets under management.
The advisory fee for the Fund will be paid at an annual rate of 0.90% of the first $300 million of average daily net assets and 0.85% of average daily net assets in excess of $300 million. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report dated December 31, 2011.
Portfolio Management Team
A team of professionals employed by Integrity jointly makes investment decisions for the Fund. The lead managers, who are primarily responsible for the day-to-day management of the Fund’s portfolio, are Daniel G. Bandi, Daniel J. DeMonica and Adam I. Friedman.
Daniel G. Bandi, CFA, Managing Director and Chief Investment Officer of Integrity, joined Integrity in 2003. Mr. Bandi has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other team members with overall portfolio strategy. In addition to his role with Integrity, Mr. Bandi has served as a Senior Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder /Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Prior to joining Integrity, Mr. Bandi was Managing Director of Equity Investments for National City Investment Management Co. from 1998 to 2003. Mr. Bandi earned his Bachelor of Arts degree in Economics from the University of Pittsburgh in 1987, and an MBA in Finance from Texas A&M University at Commerce in 1990.
Daniel J. DeMonica, CFA, Senior Portfolio Manager of Integrity, joined Integrity in 2003. Mr. DeMonica has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of transportation, healthcare, consumer discretionary and utilities. Mr. DeMonica also assists the other team members with overall portfolio strategy. Mr. DeMonica has served as a Senior Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Prior to joining Integrity, Mr. DeMonica was a Portfolio Manager and Security Analyst for National City Investment Management Co. from 1998 to 2003. Mr. DeMonica earned his Bachelor of Arts degree in Finance from Indiana University in 1994, and an MBA in Finance from Case Western University in 2000.
Adam I. Friedman, Senior Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Friedman has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology. Mr. Friedman also assists the other team members with overall portfolio strategy. Mr. Friedman has served as a Senior Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder /Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund. Prior to joining Integrity, Mr. Friedman was Senior Portfolio Manager for National City Investment Management Co. from 1998 to 2003. Mr. Friedman earned his Bachelor of Science degree in Psychology/Pre-Med from the University of Maryland in 1987, and an MBA in Finance from Case Western University in 1990.
Joe A. Gilbert, CFA, Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Gilbert has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer staples, insurance and transportation. Mr. Gilbert also has been a member of the portfolio management team for the Munder Mid-Cap Value Fund since 2011. He has served as a Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. Prior to joining Integrity, Mr. Gilbert was an Equity Analyst for National City Investment Management Co. from 2002 to 2003. Mr. Gilbert earned both his undergraduate degree and his MBA from the University of Maryland.
J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, joined Integrity in 2003. Mr. Tinsley has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of basic materials, energy and commercial services sectors. Mr. Tinsley also has been a member of the portfolio management team for the Munder Mid-Cap Value Fund since 2011. He has served as a Portfolio Manager of MCM since December 2010 and has been a member of the portfolio management teams for separately managed accounts in MCM’s small-capitalization value, micro-cap and mid-capitalization value disciplines since 2011. Prior to joining Integrity, Mr. Tinsley was a Senior Equity Analyst for National City Investment Management Co. from 1998 to 2003. Mr. Tinsley is a graduate of Transylvania University and earned his MBA from Case Western Reserve University.
Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.
PRIOR PERFORMANCE OF COMPOSITE OF SUBSTANTIALLY SIMILARLY MANAGED ACCOUNTS

The table below is designed to show you how a composite of substantially similar accounts managed and advised by the portfolio management team of this Fund (“Composite”) has performed over various periods in the past. You should not consider the performance of the Composite as an indication of the future performance of the Fund.
The Fund has substantially the same investment objective, policies and strategies as each component of the Composite. The members of the portfolio management team have substantially the same roles with respect to the Fund that they had with respect to the Composite and the Composite includes all of the accounts managed in a substantially similar manner by the portfolio management team during the relevant periods. While the Fund is managed in a manner substantially similar to the accounts in the Composite, investors should be aware that the Fund is not the same as the Composite and may not have the same performance as the Composite. Different performance results are likely due to differences in cash flows into and out of the Fund, different fees and expenses and differences in investment restrictions.

The performance figures shown below for the Composite reflect the deduction of the historical fees and expenses paid by the accounts included in the Composite and not those paid by the Fund. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Fund to calculate its own performance. The following tables show rates of return of the Composite for the periods indicated, as well as a comparison with the performance of the Russell 2500TM Value Index, the broad-based securities market index benchmark to which the performance of the Fund will be compared. The returns of the Russell 2500TM Value Index assume all dividends and distributions have been reinvested and reflect no deduction for fees or expenses. All returns below are stated before the imposition of taxes. After-tax returns would be lower than those shown.

Annualized Compounded Rates of Returns for Periods Ended March 31, 2011
				Since
				Inception
	1 Year	3 Years	5 Years	1/31/04
	(%)	(%)	(%)	(%)
Composite	23.20	10.49	4.65	9.03

Russell 2500TM Value Index	22.67	7.95	3.32	7.24
[Remainder of Page Intentionally Left Blank]

FINANCIAL HIGHLIGHTS

The Fund was not open for investment prior to the date of this prospectus. As a result, there are no financial highlights for the Fund. Our website, www.munder.com will contain the Fund’s most recent semi-annual and annual reports when they become available. You may also obtain the semi-annual and annual reports, when available, and Statement of Additional Information without charge by calling (800) 438-5789.
[Remainder of Page Intentionally Left Blank]

ADDITIONAL INVESTOR INFORMATION

This section of the Prospectus provides information regarding the purchase, redemption, exchange and conversion of Class A, B, C, K, R, Y & I shares of the Munder Funds. Not all Funds offer all classes of shares. Please see the front cover of this Prospectus to determine which classes of shares are offered by this Fund.
HOW TO REACH THE FUNDS

Contact Shareholder Services
For account inquiries or information, literature, forms, etc.:

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940

By overnight delivery:	The Munder Funds
4400 Computer Drive
Westborough, MA 01581
For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

By e-mail:	fundcontact@munder.com
SHARE CLASS ELIGIBILITY

Please consider eligibility requirements and investment minimums carefully when selecting a share class. If you wish to invest more than $50,000 and you are not eligible to purchase Class Y or I shares, you should purchase Class A or C shares. If you wish to invest more than $1 million and you are not eligible to purchase Class Y or I shares, you should purchase Class A shares. The Funds may refuse any purchase orders from ineligible investors who select Class B, K, I, R or Y shares.
Eligibility to Purchase Class A and C Shares
All investors are eligible to purchase Class A and C shares.
Eligibility to Purchase Class B Shares
Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders. Shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to (i) exchange their Class B shares for Class B shares of other Munder Funds that offer Class B shares and (ii) add to their accounts through the reinvestment of dividends and capital gain distributions generated by current investments in Class B until their conversion to Class A shares.
Any purchase orders for Class B shares of a Fund that are initial investments or that are orders for additional shares (other than an exchange or a distribution reinvestment), including orders made through an active Automatic Investment Plan (AIP), will automatically be invested in Class A shares of the same Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. Subsequent to such a purchase of Class A shares, a shareholder’s Class A and Class B shares will be combined to determine whether the shareholder meets the minimum required investment in the account. For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. Please see the section of this Prospectus entitled “Front-End Sales Charge Reductions — Rights of Accumulation” for additional information.
Eligibility to Purchase Class K Shares
Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.
Eligibility to Purchase Class R Shares
Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:
•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

•	fee-based and/or advisory programs sponsored by a broker-dealer, registered investment adviser or bank trust department.
Eligibility to Purchase Class Y Shares
Only the following investors, subject to applicable investment minimums described below, may purchase Class Y shares:
•	individual and institutional investors who (i) do not invest in the Funds through a financial intermediary and (ii) hold their shares directly with the Funds’ transfer agent;

•	individual and institutional clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the

Funds to offer Class Y shares through a no-load network or platform;
•	pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds through a group or omnibus account;

•	investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members;

•	current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members; and

•	Munder Capital Management’s investment advisory clients.
Eligibility to Purchase Class I Shares
Individual investors and institutional investors may purchase Class I shares.
INVESTMENT MINIMUMS

Please consider investment minimums and eligibility requirements carefully when selecting a share class. The Funds may refuse any purchase orders that do not meet applicable investment minimums.
General Information
Except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account. Investment minimums apply to individual investors even if the investment is made through a group or omnibus account, unless the Funds do not pay any record keeping or administrative fees associated with the maintenance of underlying investor accounts.
In the case of group or omnibus accounts, the Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Funds’ investment requirements (as specified in the then-current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through these types of accounts, application of the investment minimums will vary.
We reserve the right to waive any investment minimum if the Funds determine that doing so would be in the best interest of the Funds and their shareholders.
We further reserve the right, upon 30 days’ advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account.
Class A, B & C Shares
Except as provided below, the minimum initial investment for Class A, B and C shares is $2,500 per Fund for all accounts. The Funds may refuse subsequent investments of less than $50 per Fund. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.
Class K & R Shares
There is no minimum initial or subsequent investment for Class K or R shares.
Class Y Shares
Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.
Class I Shares
Except as provided below, the minimum initial investment for Class I shares is $2 million per Fund for each Class I shares account.
Investment Minimum Waivers and Reductions
Investment minimums do not apply to purchases of Class A, B, C or Y shares made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Funds whose terms have been negotiated pursuant to procedures adopted by the Funds’ Board of Trustees.
Investment minimums also do not apply to investments in Class A, C or Y shares through eligible fee-based and/or advisory programs offered by investment advisors, consultants, broker-dealers and other financial intermediaries pursuant to which clients are charged a fee for advisory, investment, consulting or similar services. For this purpose, “eligible fee-based and/or advisory programs” are those which have been approved by an officer of the Fund.
With respect to Class Y shares only, a reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds.
Also with respect to Class Y shares only, investment minimums do not apply to investments made by (i) investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members, (ii) current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members, or (iii) investment advisory clients of Munder Capital Management.
With respect to Class I shares only, investment minimums do not apply to accounts attributable to an intermediary that (1) maintains aggregate assets on behalf of its clients in a Fund equivalent to $10 million or greater and an average client account size in the Fund equivalent to $200,000 or greater, or (2) has entered into a written eligibility agreement with the Funds that is intended to maintain the institutional nature of the Class I shares.
Class A, B & C Shares Accounts Below Minimums
For each account that you own, if your investment in Class A, B or C shares of a Fund does not meet the account minimum, or you cease AIP contributions before reaching the account minimum, you may increase your balance to $2,500 (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Through at least October 31, 2011, for Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) and Individual Retirement Account (IRA) accounts opened before October 31, 2009, the applicable minimum for the purpose of determining whether a servicing fee applies is $500.
Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.
To the extent feasible, we may waive low account balance fees on Class A or B shares accounts that do not meet the applicable account minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.
HOW TO PURCHASE SHARES

Investors may purchase Fund shares through one of the following means:
Through a Broker, Financial Intermediary and/or Financial Institution
Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds’ distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.
By Mail
For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581
You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.
You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.
For additional investments, send an investment slip (the bottom portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.
By Wire
For new accounts, you must complete, sign and mail an Account Application to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment. To obtain the current wire instructions, an Account Application, your account number or more information, call (800) 438-5789. Note that banks may charge fees for transmitting wires.
By Electronic Funds Transfer (EFT)
For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.
For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.
To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munderfunds.com to establish an Internet login and password for online transactions.
Please note that EFT transactions usually require two days to complete.
Through the Automatic Investment Plan (AIP)
Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity
The Munder Funds are required by law to obtain certain personal information about any investor who opens an account or any person who is acting on behalf of an investor in order to verify that person’s identity.
After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity or the identity of a person acting on your behalf is verified. We may also close your account or take other appropriate action if we are unable to verify your identity or the identity of a person acting on your behalf within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.
Timing of Orders
Purchase orders must be received by the Funds or an authorized agent of the Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.
HOW TO REDEEM SHARES

Shareholders may redeem Fund shares through one of the following means:
Through a Broker, Financial Intermediary or Financial Institution
Contact your broker, financial intermediary or other financial institution for more information.
By Mail
You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581
For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.
For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.
By Telephone
If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.
The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.
You may not make telephone redemptions from an IRA, ESA or 403(b) account.
By Internet
If you did not decline the online redemption privilege on your Account Application and you have established an Internet login and password, you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.
As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.
You may not make Internet redemptions from an IRA, ESA or 403(b) account.
Through the Systematic Withdrawal Plan (SWP)
If you have an account value of $5,000 or more in a Fund, you may redeem Class A, B or C shares on a monthly or quarterly basis. For IRA accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. In addition, any applicable CDSC will be charged upon redemption of Class A, B or C shares.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent
In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.
If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these payment methods.
Medallion Signature Guarantees
For your protection, a medallion signature guarantee is required for the following redemption requests:
•	redemption proceeds greater than $50,000;

•	redemption proceeds not being made payable to the record owner of the account;

•	redemption proceeds not being mailed to the address of record on the account;

•	redemption proceeds being mailed to address of record that has changed within the last 30 days;

•	redemption proceeds being transferred to another Munder Fund account with a different registration;

•	change in ownership or registration of the account; or

•	changes to banking information without a voided check being supplied.
We reserve the right to waive the requirement for a medallion signature guarantee for certain types of redemption requests, including Class K, R, Y or I share redemptions.
When a Fund requires a signature guarantee, a medallion signature guarantee with a coverage amount sufficient to cover the value of your transaction request must be provided. Failure to follow this policy will result in a delay in processing your redemption request.
A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.
Accounts Held Through Financial Institutions
Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.
Redemption Difficulties
During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or Internet redemptions. In such cases, you should consider making your redemption request by mail.
HOW TO EXCHANGE SHARES

Shareholders may exchange Fund shares through one of the following means:
Through a Broker, Financial Intermediary or Financial Institution
Contact your broker, financial intermediary or other financial institution for more information.
By Mail
You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

Direct Mail	Overnight Delivery

The Munder Funds	The Munder Funds
P.O. Box 9701	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581
By Telephone
If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization From. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.
The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.
By Internet
If you did not decline the online exchange privilege on your Account Application and you have established an Internet login and password, you may exchange shares by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.
The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

•	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

•	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

•	Class A, B and C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

•	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

•	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

•	Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund online at www.munderfunds.com/prospectus or by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

•	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.
HOW TO CONVERT SHARES

Shareholders may give conversion instructions by sending a written request to the Funds or by having the conversion coordinated by the financial intermediary through which their shares are held.
•	You may convert Class A, B, C or R shares of a Fund to Class Y or I shares of the same Fund, as available.

•	You may convert Class K shares of a Fund to Class A, Y or I shares of the same Fund, as available.

•	You may convert Class Y shares of a Fund to Class I shares of the same Fund, as available.

•	Your conversion for shares of another class of the same Fund will be based on each class’s relative NAV.

•	A conversion between shares classes of the same Fund should be treated as a tax-free event.

•	You must meet the eligibility and investment minimum requirements for the applicable share class. Class B and C shares may be converted to Class Y or I shares (as applicable) provided that such shares are not currently subject to any CDSC.

•	We may change, suspend or terminate the conversion privilege at any time. You will be given notice of any material modifications except where notice is not required.
ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS

•	We consider purchase, exchange, conversion or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

•	We reserve the right to reject any purchase order, including exchanges from other Munder Funds or conversions of Fund shares.

•	At any time, we may change any of our purchase, redemption, exchange or conversion practices or privileges, and may suspend the sale of Fund shares.

•	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

•	We may temporarily stop redeeming shares if:
(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.
•	We reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, in lieu of cash.

•	We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

•	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges, conversions or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

•	To limit the Funds’ expenses, we no longer issue share certificates.

•	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase, redemption or exchange of Fund shares.

•	Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

•	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 10 days.
Reinstatement Privilege
For 60 days after you sell Class A, B or C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund.
You, your broker or your financial intermediary must notify the Funds at the time of the reinvestment in order to eliminate the sales charge on your investment. The reinstatement privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed. The Class A shares purchased under the reinstatement privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount.
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Policies and Procedures
The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, traded infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.
The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable.
The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.
The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or Internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.
Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. However, there is no guarantee that this goal will be achieved. Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

ADDITIONAL INFORMATION
More information about the Fund is available free of charge upon request, including the following:
ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION
The Fund’s Statement of Additional Information provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this Prospectus.

SHAREHOLDER INQUIRIES:		TO OBTAIN INFORMATION:
By e-mail: By telephone: By Mail:	fundcontact@munder.com (800) 468-6337 The Munder Funds® Attn: Secretary 480 Pierce Street Birmingham, MI 48009	By Telephone: By Mail: By overnight delivery: By Internet	(800) 438-5789 The Munder Funds® P.O. Box 9701 Providence, RI 02940 The Munder Funds® 4400 Computer Drive Westborough, MA 01581 www.munderfunds.com
SECURITIES AND EXCHANGE COMMISSION
Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.
Distributor: Funds Distributor, LLC
SEC File Number: 811-21294